Employee Retirement and Profit Sharing Plans - Estimated Pension Plan Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
2013	$ 855
2014	209
2015	5
2016	12
2017	93
Next five years	$ 5,583